Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 8,426
Net defined benefit liability (asset)	8,662	$ 8,426
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	53,104
Net defined benefit liability (asset)	51,534	53,104
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(44,634)
Net defined benefit liability (asset)	(42,849)	(44,634)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(44)
Net defined benefit liability (asset)	(23)	(44)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	8,951
Net defined benefit liability (asset)	9,131	8,951
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	52,990
Net defined benefit liability (asset)	51,431	52,990
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(43,995)
Net defined benefit liability (asset)	(42,277)	(43,995)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(44)
Net defined benefit liability (asset)	(23)	(44)
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,500	7,716
Service cost	(55)	(68)
– current service cost	(14)	(28)
– past service cost and gains/(losses) from settlements	(41)	(40)
Net interest income/(cost) on the net defined benefit asset/(liability)	140	151
Remeasurement effects recognised in other comprehensive income	(648)	1,055
– return on plan assets (excluding interest income)	(377)	3,173
– actuarial gains/(losses) financial assumptions	611	(3,179)
– actuarial gains/(losses) demographic assumptions	(447)	86
– actuarial gains/(losses) experience adjustments	(435)	975
– other changes	0	0
Exchange differences	(78)	346
Benefits paid	0	0
Other movements	270	300
Net defined benefit liability (asset)	9,129	9,500
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	42,505	37,874
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	613	726
Remeasurement effects recognised in other comprehensive income	(377)	3,173
– return on plan assets (excluding interest income)	(377)	3,173
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(361)	1,446
Benefits paid	(1,396)	(1,148)
Other movements	400	434
Net defined benefit liability (asset)	41,384	42,505
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(33,005)	(30,158)
Service cost	(55)	(68)
– current service cost	(14)	(28)
– past service cost and gains/(losses) from settlements	(41)	(40)
Net interest income/(cost) on the net defined benefit asset/(liability)	(473)	(575)
Remeasurement effects recognised in other comprehensive income	(271)	(2,118)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	611	(3,179)
– actuarial gains/(losses) demographic assumptions	(447)	86
– actuarial gains/(losses) experience adjustments	(435)	975
– other changes	0	0
Exchange differences	283	(1,100)
Benefits paid	1,396	1,148
Other movements	(130)	(134)
Net defined benefit liability (asset)	(32,255)	(33,005)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(549)	(747)
Service cost	(276)	(172)
– current service cost	(206)	(184)
– past service cost and gains/(losses) from settlements	(70)	12
Net interest income/(cost) on the net defined benefit asset/(liability)	(3)	(12)
Remeasurement effects recognised in other comprehensive income	500	306
– return on plan assets (excluding interest income)	7	692
– actuarial gains/(losses) financial assumptions	315	(564)
– actuarial gains/(losses) demographic assumptions	64	49
– actuarial gains/(losses) experience adjustments	92	87
– other changes	22	42
Exchange differences	44	(140)
Benefits paid	67	75
Other movements	219	141
Net defined benefit liability (asset)	2	(549)
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	10,485	9,693
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	172	233
Remeasurement effects recognised in other comprehensive income	7	879
– return on plan assets (excluding interest income)	7	692
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	187
Exchange differences	(94)	249
Benefits paid	(645)	(652)
Other movements	122	83
Net defined benefit liability (asset)	10,047	10,485
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(10,990)	(10,424)
Service cost	(276)	(172)
– current service cost	(206)	(184)
– past service cost and gains/(losses) from settlements	(70)	12
Net interest income/(cost) on the net defined benefit asset/(liability)	(174)	(245)
Remeasurement effects recognised in other comprehensive income	471	(547)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	315	(564)
– actuarial gains/(losses) demographic assumptions	64	49
– actuarial gains/(losses) experience adjustments	92	87
– other changes	0	(119)
Exchange differences	138	(387)
Benefits paid	712	727
Other movements	97	58
Net defined benefit liability (asset)	(10,022)	(10,990)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(44)	(16)
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	0
Remeasurement effects recognised in other comprehensive income	22	(26)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	22	(26)
Exchange differences	0	(2)
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	$ (23)	$ (44)